SCHEDULE OF ACCOUNTS RECEIVABLES, NET (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 7,810	$ 10,106	$ 7,489
Less: allowance for expected credit losses	(43)	(55)	(78)
Accounts receivable, net	$ 7,767	$ 10,051	$ 7,411